Stockholders' Equity (and Non-Controlling Interest) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Non-controlling interest
Non-Controlling Interest, beginning balance	$ 328,583	$ 570,301
Non-Controlling Interest Converted		25
Non-Controlling Interest Share of Net Loss	(219,981)	(241,693)
Non-Controlling Interest, ending balance	$ 108,602	$ 328,583